Changes in and Reclassifications From Accumulated Other Comprehensive Income - Reclassification of AOCI (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital gains (losses)	$ (20)		$ (242)	$ 317	$ (74)
Net investment income	498		534	778	816
Income before income taxes	331		216	724	465
Provision for income taxes	51	$ 51	30	107	66
Net income	280	$ 280	186	617	399
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(2)		36	(325)	99
Net Unrealized Gain on Fixed Maturities, AFS | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital gains (losses)	(2)		47	(412)	127
Income before income taxes	(2)		47	(412)	127
Provision for income taxes	0		10	(87)	27
Net income	(2)		37	(325)	100
Unrealized Losses on Fixed Maturities, AFS for Which an ACL Has Been Recorded | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital gains (losses)	0		0	0	(1)
Income before income taxes	0		0	0	(1)
Provision for income taxes	0		0	0	0
Net income	0		0	0	(1)
Net Gain on Cash Flow Hedging Instruments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital gains (losses)	0		(1)	0	0
Net investment income	0		0	(1)	0
Provision for income taxes	0		0	0	0
Net income	0		(1)	0	0
Net Gain on Cash Flow Hedging Instruments | Interest rate swaps | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital gains (losses)	0		0	0	0
Net investment income	0		0	(1)	0
Net Gain on Cash Flow Hedging Instruments | Foreign currency swaps | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital gains (losses)	0		(1)	0	0
Net investment income	0		0	0	0
Net Gain on Cash Flow Hedging Instruments | Cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes	0		(1)	0	0
Net Gain on Cash Flow Hedging Instruments | Cash flow hedges | Interest rate swaps | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital gains (losses)	0		0	0	0
Net investment income	0		0	0	0
Net Gain on Cash Flow Hedging Instruments | Cash flow hedges | Foreign currency swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital gains (losses)	$ 0		$ (1)	$ 0	$ 0